Shares - Share Purchase Program (Details) - CAD CAD in Thousands			1 Months Ended	12 Months Ended
	Aug. 14, 2015	Dec. 18, 2014	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Equity, Class of Treasury Stock [Line Items]
Retired through share purchase programs (shares)				1,803,715	500,000	1,800,000
Stock Purchase Program
Equity, Class of Treasury Stock [Line Items]
Shares retired during period (shares)					500,000
Common stock | NCIB stock purchase program
Equity, Class of Treasury Stock [Line Items]
Retired through share purchase programs (shares)	532,520
Shares retired during period (shares)				532,520
Increase (decrease) as a result of the retirement of shares				CAD 4,500
Common stock | Stock Purchase Program
Equity, Class of Treasury Stock [Line Items]
Retired through share purchase programs (shares)		1,771,195
Shares retired during period (shares)			1,271,195	1,771,195
Increase (decrease) as a result of the retirement of shares			CAD (10,917)		CAD (4,238)
Percentage of issued and outstanding common shares purchased under Purchase Program		5.00%
Additional paid in capital | NCIB stock purchase program
Equity, Class of Treasury Stock [Line Items]
Increase (decrease) as a result of the retirement of shares				CAD 2,948
Additional paid in capital | Stock Purchase Program
Equity, Class of Treasury Stock [Line Items]
Increase (decrease) as a result of the retirement of shares			CAD 6,284		CAD 2,297